CONSOLIDATED BALANCE SHEETS		Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
CURRENT ASSETS:
Cash and cash equivalents		$ 275,772,000	$ 44,707,000
Restricted cash		138,000	800,000
Short-term deposits		0	1,667,000
Inventory		0	271,000
Trade receivables		0	55,000
Other accounts receivable and prepaid expenses		12,162,000	428,000
Total current assets		288,072,000	47,928,000
NON-CURRENT ASSETS:
Non-current restricted cash		1,005,000	0
Other accounts receivable		1,184,000	0
Deferred transaction costs		0	328,000
Property and equipment, net		2,675,000	755,000
Total non-current assets		4,864,000	1,083,000
TOTAL ASSETS		292,936,000	49,011,000
CURRENT LIABILITIES:
Trade payables		4,538,000	970,000
Other accounts payable and accrued expenses		16,018,000	2,260,000
Total current liabilities		20,556,000	3,230,000
NON-CURRENT LIABILITIES:
Deferred revenues		943,000	0
Warrants liability		21,034,000	0
Total non-current liabilities		21,977,000	0
TOTAL LIABILITIES		42,533,000	3,230,000
Commitments and Contingencies (Note 8)
SHAREHOLDERS’ EQUITY:
Ordinary and Preferred shares	[1]	0	0
Additional paid-in capital		864,911,000	154,959,000
Accumulated deficit		(614,508,000)	(109,178,000)
Total shareholders’ equity		250,403,000	45,781,000
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		$ 292,936,000	$ 49,011,000

[1]	Prior period results have been retroactively adjusted to reflect the 1:26.7017 stock split and the changes in par value from 0.01 NIS to no par value effected on July 22, 2021. See also Note 7, Merger with 10X Capital, for details.